OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 384.5	$ 379.0	$ 381.0
International
Total service revenue within the company's operating segments
Service Revenue	$ 202.4	$ 183.0	$ 171.0